ORGANIZATION AND PRINCIPAL ACTIVITIES (Financial Information of the Company's VIEs) (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Variable Interest Entity [Line Items]
Total current assets	$ 204,736,461	$ 166,577,475
Total assets	419,240,309	372,784,128
Total current liabilities	67,370,807	71,229,562
Total liabilities	86,630,807	89,900,060
Gross revenues	179,440,410	186,379,708	160,008,435
Net cash provided by operating activities	35,729,510	46,655,914	33,433,753
Net cash (used in)investing activities	(43,944,598)	(41,206,784)	(40,284,810)
Net cash (used in)financing activities	8,956,797	(14,313,046)	(26,334,931)
Sales [Member] | Variable Interest Entity Concentration Risk [Member]
Variable Interest Entity [Line Items]
Concentration risk, percentage	97.40%	95.40%	96.80%
Assets, Total [Member] | Variable Interest Entity Concentration Risk [Member]
Variable Interest Entity [Line Items]
Concentration risk, percentage	62.00%	58.40%
Liabilities, Total [Member] | Variable Interest Entity Concentration Risk [Member]
Variable Interest Entity [Line Items]
Concentration risk, percentage	88.60%	82.50%
VIEs [Member]
Variable Interest Entity [Line Items]
Total current assets	140,476,592	123,346,361
Total assets	259,746,443	217,772,519
Total current liabilities	57,510,282	55,491,173
Total liabilities	76,770,282	74,161,671
Gross revenues	174,775,692	177,868,368	154,828,573
Net income	16,439,680	28,331,383	22,628,312
Net cash provided by operating activities	28,830,017	43,021,136	29,159,789
Net cash (used in)investing activities	(38,188,141)	(53,172,297)	(16,777,374)
Net cash (used in)financing activities	$ (6,588,420)